UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22949

 NAME OF REGISTRANT:                     Calamos Dynamic Convertible
                                         and Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court
                                         Naperville, IL 60563-2787

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John P. Calamos Sr., President
                                         2020 Calamos Court
                                         Naperville, IL 60563-2787

 REGISTRANT'S TELEPHONE NUMBER:          630-245-7200

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


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

Calamos Dynamic Convertible & Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ILLUMINA, INC.                                                                              Agenda Number:  934593193
--------------------------------------------------------------------------------------------------------------------------
        Security:  452327109
    Meeting Type:  Annual
    Meeting Date:  30-May-2017
          Ticker:  ILMN
            ISIN:  US4523271090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: CAROLINE D. DORSA                   Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: ROBERT S. EPSTEIN,                  Mgmt          For                            For
       M.D.

1C.    ELECTION OF DIRECTOR: PHILIP W. SCHILLER                  Mgmt          For                            For

2.     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG                Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2017.

3.     TO APPROVE, ON AN ADVISORY BASIS, THE                     Mgmt          For                            For
       COMPENSATION OF THE NAMED EXECUTIVE
       OFFICERS AS DISCLOSED IN THE PROXY
       STATEMENT.

4.     TO RECOMMEND, BY NON-BINDING VOTE, THE                    Mgmt          1 Year                         For
       FREQUENCY OF EXECUTIVE COMPENSATION VOTES.

5.     TO APPROVE AN AMENDMENT TO OUR CERTIFICATE                Mgmt          For                            For
       OF INCORPORATION TO REMOVE CERTAIN
       SUPERMAJORITY VOTING REQUIREMENTS AS
       DISCLOSED IN THE PROXY STATEMENT.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Calamos Dynamic Convertible and Income Fund
By (Signature)       /s/ John P. Calamos Sr.
Name                 John P. Calamos Sr.
Title                President
Date                 08/28/2017